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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Jeffrey L. Gates          New York, New York    November 14, 2012
   -------------------------------    --------------------   ------------------
           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $1,340,469
                                        --------------------
                                           (in thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE


                                                            VALUE   SHARES/   SH/   PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (x$1000) PRN AMT   PRN   CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
ADVANCED AUTO PARTS INC              COM       00751Y106    39095     571229  SH          SOLE                571229
ARBITRON INC                         COM       03875Q108    44324    1169491  SH          SOLE               1169491
ASHLAND INC NEW                      COM       044209104    75039    1048036  SH          SOLE               1048036
BLOUNT INTL INC NEW                  COM       095180105    20928    1590289  SH          SOLE               1590289
DARLING INTL INC                     COM       237266101    51418    2811274  SH          SOLE               2811274
DAVITA INC                           COM       23918K108    78796     760510  SH          SOLE                760510
DOMTAR CORP                        COM NEW     257559203    70985     906697  SH          SOLE                906697
DOVER DOWNS GAMING & ENTMT           COM       260095104     6648    2669948  SH          SOLE               2669948
FLOTEK INDS INC DEL             NOTE 5.25% 2/1 343389AA0    40293   39894000  PRN         SOLE              39894000
FLOTEK INDS INC DEL                  COM       343389102    38976    3076274  SH          SOLE               3076274
GEOKINETICS INC                    COM PAR     372910307      524    1417206  SH          SOLE               1417206
GEOMET INC DEL                       COM       3725OU201      231    1360657  SH          SOLE               1360657
GEOMET INC DEL                  PFD CONV SER A 3725OU300     3691     820303  SH          SOLE                820303
GRACE W R & CO DEL NEW               COM       38388F108    71702    1213635  SH          SOLE               1213635
HECKMANN CORP                        COM       422680108     6352    1512363  SH          SOLE               1512363
INTERNATIONAL GAME TECHNOLOGY        COM       459902102    90003    6875771  SH          SOLE               6875771
INTERVAL LEISURE GROUP INC           COM       46113M108    40686    2152483  SH          SOLE               2152483
ITT CORP NEW                       COM NEW     450911201    27144    1347104  SH          SOLE               1347104
MCGRAW HILL COS INC                  COM       580645109    66313    1214741  SH          SOLE               1214741
MERCER INTL INC                      COM       588056101    25854    3465728  SH          SOLE               3465728
MGM RESORTS INTERNATIONAL       NOTE 4.25% 4/1 55303QAE0    63553   60671000  PRN         SOLE              60671000
MUELLER INDS INC                     COM       624756102    47636    1047627  SH          SOLE               1047627
NORTEK INC                         COM NEW     656559309   109301    1997091  SH          SOLE               1997091
QUANEX BUILDING PRODUCTS COR         COM       747619104    38989    2069495  SH          SOLE               2069495
RICHARDSON ELECTRS LTD               COM       763165107    20701    1743968  SH          SOLE               1743968
ROCKWOOD HLDGS INC                   COM       774415103     2895      62126  SH          SOLE                 62126
SCRIPPS E W CO OHIO                CL A NEW    811054402    33286     543621  SH          SOLE                543621
SNAP ON INC                          COM       833034101    71054     988643  SH          SOLE                988643
TRONOX LTD                         SHS CL A    Q9235V101    50632    2235427  SH          SOLE               2235427
VISHAY PRECISION GROUP INC           COM       92835K103    13918     995500  SH          SOLE                995500
XYLEM INC                            COM       98419M100    89502    3558703  SH          SOLE               3558703